LIABILITIES AND DEBT- Merchant Advances (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES AND DEBT
Exercise price per share	$ 3.80
Loans payable, net of current portion	$ 798,759	$ 297,438	$ 713,182
Merchant Advance from Shopify Capital
LIABILITIES AND DEBT
Proceeds from debt	502,051
Merchant Advances
LIABILITIES AND DEBT
Secured Debt	323,025	896,334
Net proceeds	1,040,148	1,335,360
Repayments of debt	$ 1,613,457	1,078,385
Warrants issued	152,380
Exercise price per share	$ 5.25
Merchant Advances | Harper & Jones
LIABILITIES AND DEBT
Proceeds from debt		147,267
Interest rate	9.90%
Loans payable, net of current portion		$ 63,433